Note 14 - Net Loss Per Share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Net loss	$ (17,619)	$ (14,823)	$ (47,470)	$ (22,944)	$ (36,641)		$ (96,305)		$ (21,529)
Basic weighted-average common shares outstanding (in shares)	89,739,310	89,002,430	89,476,065	81,221,550	83,188,276	[1]	16,655,634	[1],[2]	16,029,826	[1],[2]
Basic loss per share for the period attributable to common stockholders (in dollars per share)	$ (0.2)	$ (0.17)	$ (0.53)	$ (0.28)	$ (0.44)		$ (5.78)	[2]	$ (1.34)	[2]
Adjustment to numerator - Change in fair value of Columbia Warrant liability	$ 0	$ (18,635)	$ 0	$ (18,635)	$ (18,635)		$ 0		$ 0
Dilutive numerator	$ (17,619)	$ (33,458)	$ (47,470)	$ (41,579)	$ (55,276)		$ (96,305)		$ (21,529)
Columbia Warrant (in shares)	0	1,410,657	0	1,410,657	609,873		0		0
Diluted weighted-average common shares outstanding (in shares)	89,739,310	90,413,087	89,476,065	82,632,207	83,798,149		16,655,634	[2]	16,029,826	[2]
Diluted loss per share for the period attributable to common stockholders (in dollars per share)	$ (0.2)	$ (0.37)	$ (0.53)	$ (0.5)	$ (0.66)		$ (5.78)	[2]	$ (1.34)	[2]

[1]	After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).
[2]	The change in net loss in the adoption of U.S. GAAP as described in items a-d above impacted net loss per share as follows: